T. ROWE PRICE Blue Chip Growth Portfolio
September 30, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.7%
COMMUNICATION
SERVICES  15.1%
Entertainment  2.1%
Netflix (1) 56,300 39,932
Sea, ADR (1) 75,831 7,149
47,081
Interactive Media &
Services  12.0%
Alphabet, Class A  169,288 28,076
Alphabet, Class C  797,713 133,370
Meta Platforms, Class A  195,536 111,933
273,379
Wireless Telecommunication
Services  1.0%
T-Mobile U.S.  109,421 22,580
22,580
Total Communication Services 343,040
CONSUMER
DISCRETIONARY  14.5%
Automobiles  2.0%
Tesla (1) 170,395 44,580
44,580
Broadline Retail  7.9%
Amazon.com (1) 966,487 180,086
180,086
Hotels, Restaurants &
Leisure  2.1%
Booking Holdings  4,706 19,822
Chipotle Mexican Grill (1) 367,718 21,188
DoorDash, Class A (1) 54,662 7,802
48,812
Specialty Retail  2.3%
Carvana (1) 185,903 32,367
Ross Stores  74,100 11,153
TJX  84,993 9,990
53,510
Textiles, Apparel & Luxury
Goods  0.2%
Lululemon Athletica (1) 11,990 3,254
NIKE, Class B  13,252 1,171
4,425
Total Consumer Discretionary 331,413
CONSUMER STAPLES  1.2%
Consumer Staples Distribution &
Retail  0.3%
Dollar General  79,592 6,731
6,731
Shares/Par $ Value
(Cost and value in $000s)
‡
Food Products  0.2%
Mondelez International, Class A  69,431 5,115
5,115
Household Products  0.7%
Colgate-Palmolive  91,343 9,482
Procter & Gamble  40,834 7,073
16,555
Total Consumer Staples 28,401
ENERGY  0.2%
Energy Equipment &
Services  0.2%
Schlumberger  120,985 5,075
Total Energy 5,075
FINANCIALS  8.6%
Capital Markets  1.6%
Charles Schwab  99,740 6,464
Goldman Sachs Group  18,701 9,259
Morgan Stanley  89,804 9,361
MSCI  3,864 2,252
S&P Global  19,586 10,119
37,455
Financial Services  5.5%
Adyen (EUR) (1) 3,003 4,702
Fiserv (1) 29,124 5,232
Mastercard, Class A  109,145 53,896
Visa, Class A  219,593 60,377
124,207
Insurance  1.5%
Chubb  83,651 24,124
Marsh & McLennan  46,110 10,287
34,411
Total Financials 196,073
HEALTH CARE  10.3%
Health Care Equipment &
Supplies  2.1%
Intuitive Surgical (1) 74,342 36,522
Stryker  34,407 12,430
48,952
Health Care Providers &
Services  2.4%
Elevance Health  15,790 8,211
Humana  23,963 7,590
UnitedHealth Group  64,600 37,770
53,571
Life Sciences Tools &
Services  1.7%
Danaher  68,973 19,176
Thermo Fisher Scientific  29,750 18,402
37,578
Pharmaceuticals  4.1%
AstraZeneca, ADR  61,398 4,783

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Eli Lilly  90,616 80,280
Zoetis  42,305 8,266
93,329
Total Health Care 233,430
INDUSTRIALS & BUSINESS
SERVICES  2.5%
Aerospace & Defense  1.1%
General Electric  90,906 17,143
TransDigm Group  4,816 6,873
24,016
Commercial Services &
Supplies  0.3%
Cintas  26,424 5,440
Veralto  17,309 1,936
7,376
Electrical Equipment  0.2%
GE Vernova (1) 19,335 4,930
4,930
Ground Transportation  0.3%
Old Dominion Freight Line  34,722 6,897
6,897
Industrial Conglomerates  0.6%
Roper Technologies  24,300 13,522
13,522
Total Industrials & Business Services 56,741
INFORMATION
TECHNOLOGY  43.5%
Electronic Equipment,
Instruments & Components  0.4%
TE Connectivity  61,870 9,342
9,342
IT Services  1.0%
MongoDB (1) 25,473 6,886
Shopify, Class A (1) 173,031 13,867
Snowflake, Class A (1) 21,286 2,445
23,198
Semiconductors & Semiconductor
Equipment  15.2%
Advanced Micro Devices (1) 80,880 13,271
ASML Holding  26,766 22,303
Broadcom  58,493 10,090
Lam Research  4,914 4,010
Monolithic Power Systems  16,160 14,940
NVIDIA  2,210,227 268,410
Taiwan Semiconductor
Manufacturing, ADR  57,069 9,911
Texas Instruments  18,415 3,804
346,739
Software  17.5%
Atlassian, Class A (1) 28,410 4,512
BILL Holdings (1) 44,664 2,356
Shares/Par $ Value
(Cost and value in $000s)
‡
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $2,456 (1)(2)(3) 1,441 1,601
Confluent, Class A (1) 68,340 1,393
Crowdstrike Holdings, Class A (1) 16,644 4,668
Datadog, Class A (1) 29,034 3,341
Fortinet (1) 18,129 1,406
Gusto, Acquisition Date: 10/4/21,
Cost $805 (1)(2)(3) 27,971 520
Intuit  30,776 19,112
Microsoft  674,440 290,211
ServiceNow (1) 53,593 47,933
Synopsys (1) 40,595 20,557
397,610
Technology Hardware, Storage &
Peripherals  9.4%
Apple  919,978 214,355
214,355
Total Information Technology 991,244
MATERIALS  0.9%
Chemicals  0.9%
Linde  20,326 9,693
Sherwin-Williams  26,036 9,937
Total Materials 19,630
UTILITIES  0.9%
Electric Utilities  0.9%
Constellation Energy  76,900 19,996
Total Utilities 19,996
Total Common Stocks (Cost
$613,262) 2,225,043
CONVERTIBLE PREFERRED STOCKS  0.2%
INFORMATION
TECHNOLOGY  0.2%
Software  0.2%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $157 (1)
(2)(3) 92 102
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $17 (1)(2)
(3) 10 11
Databricks, Series G, Acquisition
Date: 2/1/21, Cost $742 (1)(2)(3) 12,546 1,096
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $2,305 (1)(2)(3) 31,368 2,741
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $354 (1)(2)(3) 4,817 421
Gusto, Series E, Acquisition Date:
7/13/21, Cost $1,126 (1)(2)(3) 37,063 689
Total Information Technology 5,060
Total Convertible Preferred Stocks
(Cost $4,701) 5,060

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
CORPORATE BONDS  0.2%
Carvana, 12.00%, 12/1/28, (9.00%
Cash or 12.00% PIK) (4)(5) 974,849 1,019
Carvana, 13.00%, 6/1/30, (11.00%
Cash or 13.00% PIK) (4)(5) 1,475,518 1,607
Carvana, 14.00%, 6/1/31, (14.00%
PIK) (4)(5) 1,761,999 2,070
Total Corporate Bonds (Cost
$3,756) 4,696
EQUITY MUTUAL FUNDS  1.5%
Invesco QQQ Trust, Series 1  52,132 25,444
iShares Russell 1000 Growth ETF  23,308 8,749
Total Equity Mutual Funds (Cost
$34,144) 34,193
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve
Fund, 4.97% (6)(7) 9,489,728 9,490
Total Short-Term Investments
(Cost $9,490) 9,490
Total Investments in
Securities  100.0%
(Cost $665,353) $ 2,278,482
Other Assets Less Liabilities
(0.0)% –
Net Assets 100.0% $ 2,278,482
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $7,181 and represents 0.3% of net assets.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $4,696 and represents 0.2% of net assets.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
ETF Exchange-Traded Fund
EUR Euro
PIK Payment-in-kind

T. ROWE PRICE Blue Chip Growth Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.97% $ — $ — $ 426++
Totals $ —# $ — $ 426+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government Reserve Fund, 4.97% $ 12,183  ¤  ¤ $ 9,490
Total $ 9,490^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $426 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,490.

T. ROWE PRICE Blue Chip Growth Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Blue Chip Growth Portfolio  (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Blue Chip Growth Portfolio

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,218,220 $ 4,702 $ 2,121 $ 2,225,043
Convertible Preferred Stocks — — 5,060 5,060
Corporate Bonds — 4,696 — 4,696
Equity Mutual Funds 34,193 — — 34,193
Short-Term Investments 9,490 — — 9,490
Total $ 2,261,903 $ 9,398 $ 7,181 $ 2,278,482

T. ROWE PRICE Blue Chip Growth Portfolio

events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E307-054Q3 09/24